Share-Based Compensation - Other Information Pertaining to Restricted Stock Units (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units (RSUs) [Member] | HCM Share Based Compensation Plans [Member]
Weighted average grant date fair value per share	$ 17.26	$ 17.40	$ 17.50